Share-based Payment Arrangements - Summary of Outstanding Options (Detail)	12 Months Ended
Dec. 31, 2023 $ / shares
July 2014
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 6.8
Weighted-average Remaining Contractual Life (Years)	6 months
July 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted-average Remaining Contractual Life (Years)	1 year 6 months
July 2015 | Top of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 9.4
July 2015 | Bottom of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	6.8
July 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 11.3
Weighted-average Remaining Contractual Life (Years)	2 years 6 months
July 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 6.4
Weighted-average Remaining Contractual Life (Years)	3 years 8 months 23 days
December 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 2.6
Weighted-average Remaining Contractual Life (Years)	6 years 11 months 15 days
January-July 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 2.6
Weighted-average Remaining Contractual Life (Years)	7 years 2 months 15 days
January-July 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted-average Remaining Contractual Life (Years)	8 years 3 months 3 days
January-July 2022 | Top of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 2.6
January-July 2022 | Bottom of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 2.5
January-July 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted-average Remaining Contractual Life (Years)	9 years 3 months 14 days
January-July 2023 | Top of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 4.15
January-July 2023 | Bottom of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 1.8